Net Loss Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Vicarious Surgical US Inc. [Member]
Net Loss Per Share (Details) [Line Items]
Dilutive securities excluded of shares	23,846,042	18,008,068	23,846,042	18,008,068	22,950,013	18,472,134